Investments in Associates and Joint Ventures - Summary of Reconciliation of Carrying Amount of Interests in the Associates and Joint Ventures (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Associates And Joint Ventures [Line Items]
Book amount	₩ 557,881	₩ 267,660
K Bank Inc. [member]
Disclosure Of Associates And Joint Ventures [Line Items]
Net assets	₩ 488,819	₩ 204,472
Percentage of ownership	34.00%	10.00%
Share in net assets	₩ 166,198	₩ 45,158
Intercompany transaction and others	42,074
Book amount	208,272	45,158
Korea Information & Technology Fund [member]
Disclosure Of Associates And Joint Ventures [Line Items]
Net assets	₩ 510,464	₩ 491,924
Percentage of ownership	33.30%	33.30%
Share in net assets	₩ 170,155	₩ 163,975
Book amount	170,155	163,975
KT-IBKC future investment fund [member]
Disclosure Of Associates And Joint Ventures [Line Items]
Net assets	₩ 32,379	₩ 28,200
Percentage of ownership	50.00%	50.00%
Share in net assets	₩ 16,190	₩ 14,100
Book amount	16,190	14,100
KT-CKP New Media Investment Fund [member]
Disclosure Of Associates And Joint Ventures [Line Items]
Net assets		₩ 270
Percentage of ownership		49.70%
Share in net assets		₩ 134
Book amount		₩ 134
Hyundai Robotics Co., Ltd. [member]
Disclosure Of Associates And Joint Ventures [Line Items]
Net assets	₩ 301,566
Percentage of ownership	10.00%
Share in net assets	₩ 30,157
Intercompany transaction and others	20,779
Book amount	₩ 50,936